Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended
	Mar. 29, 2022 CAD ($) shares	Apr. 30, 2022 shares $ / shares	Apr. 30, 2022 shares $ / shares	Mar. 15, 2022 Business	Oct. 31, 2021 shares
Disclosure of classes of share capital [line items]
Common stock conversion price | $ / shares		$ 5	$ 5
Number of shares		671,568,901	671,568,901		648,136,472
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	20,843,750	2,116,175	2,116,175
Stock options issued, convertible shares		273,525	555,597
Number of instruments or interests issued or issuable | Business				750
Common stock shares value | $	$ 3,106
Number of share options exercisable in share-based payment arrangement		2,826,420	2,826,420		2,616,750
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares		119,614	119,614		36,521